Note 11 - Deferred Revenues - Change in Deferred Revenue on Extension of Warranty (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance	€ 2,902
Balance	3,205	€ 2,902
Extension of Warranty [Member]
Balance	855	676
New extension of warranty	254	331
Recognition of revenue	(272)	(152)
Balance	€ 837	€ 855